Expense Example - Class IS R6 Shares - Federated Hermes International Growth Fund	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	123	384	665	1,466	123	384	665	1,466